August 2022
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
https://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Midland Loan Services, A Division of PNC National Bank
National Association
Special Servicer:
Midland Loan Services, A Division of PNC National Bank
National Association
Operating Advisor:
Trimont Real Estate Advisors, Inc
Payment Date:
Aug 12, 2022
Prior Payment:
Jul 12, 2022
Next Payment:
Sep 12, 2022
Record Date:
Jul 29, 2022
Determination Date:
Aug 8, 2022
First Payment Date:
Jun 12, 2015
Closing Date:
May 29, 2015
Rated Final Distribution Date:
May 12, 2025
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Loan Detail

Historical Loan Modification Report

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Historical Delinquency & Liquidation (Actual)

Delinquency Summary Report

REO Additional Detail

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquent Loan Detail

Supplemental Information

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.43900%
52,911,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.72600%
138,851,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
3.11900%
240,000,000.00
226,070,842.15
0.00
587,595.80
587,595.80
0.00
226,070,842.15
A-4
3.38200%
353,977,000.00
353,977,000.00
0.00
997,625.18
997,625.18
0.00
353,977,000.00
A-AB
3.12000%
81,051,000.00
42,280,782.68
1,491,013.09
109,930.03
1,600,943.12
0.00
40,789,769.59
X-A
0.86418%
969,430,000.00
724,968,624.83
0.00
522,087.29
522,087.29
0.00
723,477,611.74
X-B
0.04400%
73,071,000.00
73,071,000.00
0.00
2,679.27
2,679.27
0.00
73,071,000.00
A-S
3.77700%
102,640,000.00
102,640,000.00
0.00
323,059.40
323,059.40
0.00
102,640,000.00
100.00%
B
4.16081%
73,071,000.00
73,071,000.00
0.00
253,362.28
253,362.28
0.00
73,071,000.00
100.00%
PEZ
(1)
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.20481%
58,198,000.00
58,198,000.00
0.00
203,926.41
203,926.41
0.00
58,198,000.00
100.00%
D
3.38400%
53,989,000.00
53,989,000.00
0.00
152,248.98
152,248.98
0.00
53,989,000.00
X-D
0.82081%
53,989,000.00
53,989,000.00
0.00
36,929.05
36,929.05
0.00
53,989,000.00
E
4.20481%
23,849,000.00
23,849,000.00
0.00
83,567.15
83,567.15
0.00
23,849,000.00
F
4.20481%
20,283,000.00
20,283,000.00
0.00
71,071.85
71,071.85
0.00
20,283,000.00
G
4.20481%
39,451,775.00
39,451,775.00
0.00
274,289.37
274,289.37
0.00
39,451,775.00
S
(2)
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,238,271,775.00
993,810,399.83
1,491,013.09
3,618,372.06
5,109,385.15
0.00
992,319,386.74
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 233,909,000.00
(2) Class S is a sole beneficiary of Excess Interest
August 2022
PAYMENT DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
3.777000%
102,640,000.00
102,640,000.00
0.00
0.00
0.00
0.00
102,640,000.00
0.00%
B
4.160813%
73,071,000.00
73,071,000.00
0.00
0.00
0.00
0.00
73,071,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.204813%
58,198,000.00
58,198,000.00
0.00
0.00
0.00
0.00
58,198,000.00
0.00%
Totals:
233,909,000.00
233,909,000.00
0.00
0.00
0.00
0.00
233,909,000.00
August 2022
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36250GAL9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
36250GAM7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
36250GAN5
941.96184229
0.00000000
2.44831582
2.44831582
0.00000000
941.96184229
A-4
36250GAP0
1000.00000000
0.00000000
2.81833333
2.81833333
0.00000000
1000.00000000
A-AB
36250GAQ8
521.65652096
18.39598635
1.35630695
19.75229331
0.00000000
503.26053460
X-A
36250GAR6
747.82978124
0.00000000
0.53855079
0.53855079
0.00000000
746.29175055
X-B
36250GAS4
1000.00000000
0.00000000
0.03666667
0.03666667
0.00000000
1000.00000000
A-S
36250GAT2
1000.00000000
0.00000000
3.14750000
3.14750000
0.00000000
1000.00000000
B
36250GAU9
1000.00000000
0.00000000
3.46734388
3.46734388
0.00000000
1000.00000000
PEZ
36250GAV7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
36250GAW5
1000.00000000
0.00000000
3.50401054
3.50401054
0.00000000
1000.00000000
D
36250GAX3
1000.00000000
0.00000000
2.82000000
2.82000000
0.00000000
1000.00000000
X-D
36250GAY1
1000.00000000
0.00000000
0.68401054
0.68401054
0.00000000
1000.00000000
E
36250GAA3
1000.00000000
0.00000000
3.50401054
3.50401054
0.00000000
1000.00000000
F
36250GAC9
1000.00000000
0.00000000
3.50401054
3.50401054
0.00000000
1000.00000000
G
36250GAE5
1000.00000000
0.00000000
6.95252301
6.95252301
0.00000000
1000.00000000
S
36250GAG0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
36250GAJ4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
August 2022
FACTOR DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
226,070,842.15
0.00
0.00
0.00
0.00
226,070,842.15
0.00
A-4
353,977,000.00
0.00
0.00
0.00
0.00
353,977,000.00
0.00
A-AB
42,280,782.68
1,491,013.09
0.00
0.00
0.00
40,789,769.59
0.00
A-S
102,640,000.00
0.00
0.00
0.00
0.00
102,640,000.00
0.00
B
73,071,000.00
0.00
0.00
0.00
0.00
73,071,000.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
58,198,000.00
0.00
0.00
0.00
0.00
58,198,000.00
0.00
D
53,989,000.00
0.00
0.00
0.00
0.00
53,989,000.00
0.00
E
23,849,000.00
0.00
0.00
0.00
0.00
23,849,000.00
0.00
F
20,283,000.00
0.00
0.00
0.00
0.00
20,283,000.00
0.00
G
39,451,775.00
0.00
0.00
0.00
0.00
39,451,775.00
0.00
Totals:
993,810,399.83
1,491,013.09
0.00
0.00
0.00
992,319,386.74
0.00
August 2022
PRINCIPAL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
587,595.80
0.00
0.00
0.00
0.00
587,595.80
0.00
A-4
997,625.18
0.00
0.00
0.00
0.00
997,625.18
0.00
A-AB
109,930.03
0.00
0.00
0.00
0.00
109,930.03
0.00
X-A
522,087.29
0.00
0.00
0.00
0.00
522,087.29
0.00
X-B
2,679.27
0.00
0.00
0.00
0.00
2,679.27
0.00
A-S
323,059.40
0.00
0.00
0.00
0.00
323,059.40
0.00
B
253,362.28
0.00
0.00
0.00
0.00
253,362.28
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
203,926.41
0.00
0.00
0.00
0.00
203,926.41
0.00
D
152,248.98
0.00
0.00
0.00
0.00
152,248.98
0.00
X-D
36,929.05
0.00
0.00
0.00
0.00
36,929.05
0.00
E
83,567.15
0.00
0.00
0.00
0.00
83,567.15
0.00
F
71,071.85
0.00
0.00
0.00
0.00
71,071.85
0.00
G
138,239.44
0.00
136,049.94
-136,049.94
0.00
274,289.37
71,178.10
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,482,322.12
0.00
136,049.94
-136,049.94
0.00
3,618,372.06
71,178.10
August 2022
INTEREST DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Interest
Fees
Scheduled Interest
3,496,185.64
Master Servicing Fee
9,926.95
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
2,310.62
Deferred Interest
0.00
CREFC Intellectual Property Royalty License Fee
427.83
Net Prepayment Shortfall
0.00
Operating Advisor Fee
1,198.09
Net Prepayment Interest Excess
0.00
Special Servicing Fee
(84,309.51)
Interest Reserve (Deposit)/Withdrawal
0.00
Workout Fee
0.00
Interest Collections
3,496,185.64
Liquidation Fee
0.00
Special Serv Fee plus Adj.
0.00
Principal
Miscellaneous Fee
(750.00)
Scheduled Principal
1,491,013.17
Unscheduled Principal
(0.08)
Fee Distributions
(71,196.02)
Principal Adjustments
0.00
Principal Collections
1,491,013.09
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
(50,990.40)
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other
Other Expenses or Shortfalls
0.00
Yield Maintenance
0.00
Additional Trust Fund Expenses
(50,990.40)
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
3,618,372.06
Principal Distribution
1,491,013.09
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
5,109,385.15
Total Collections
4,987,198.73
Total Distribution
4,987,198.73
Funds Collection
Funds Distribution
August 2022
RECONCILIATION OF FUNDS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Mortgage Loan Stated Principal Balance
P&I Advances:
Beginning Principal Balance
993,810,400.30
Total
Ending Principal Balance
992,319,387.21
P & I Advances
Not Provided
% of Cut-Off Date Principal Balance
80.14%
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
254,075.84
Ending Loan Count
79
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
32
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.2215525%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
G
0.00
0.00
0.00
Controlling Class Representative:
DoubleLine Capital L.P.
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add'l Trust Expenses in Related Collection Period
0.00
August 2022
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Stated Principal
Amount Of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
0.00
0.00
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
August 2022
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

August 2022
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

August 2022
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

August 2022
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
1
0.00
6,925,050.19
0
1
3,447,959.14
0
1
16,011,164.08
0
0.00
Aug 2022
0.00
0.7%
0.0%
0.3%
0.0%
1.6%
0.0%
0
0.00
0.0%
0
10,393,464.42
0.00
2
0
0.00
0
1
16,047,018.66
0
0.00
Jul 2022
0.00
0.0%
1.0%
0.0%
0.0%
1.6%
0.0%
0
0.00
0.0%
2
0.00
10,415,120.34
0
1
17,062,210.90
0
0
0.00
0
0.00
Jun 2022
0.00
1.0%
0.0%
1.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
17,094,277.89
0
0
0.00
0
0.00
May 2022
0.00
0.0%
0.0%
1.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
6,981,123.61
0
1
17,128,220.42
0
0
0.00
0
0.00
Apr 2022
0.00
0.7%
0.0%
1.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
17,160,049.54
0.00
1
0
0.00
0
0
0.00
0
0.00
Mar 2022
0.00
0.0%
1.7%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
17,197,761.49
0
0
0.00
0
0
0.00
0
0.00
Feb 2022
0.00
1.7%
0.0%
0.0%
0.0%
0.0%
0.0%
2
6,065,373.03
0.6%
0
0.00
0.00
0
1
3,497,035.60
0
1
3,587,817.18
0
0.00
Jan 2022
0.00
0.0%
0.0%
0.3%
0.0%
0.4%
0.0%
0
0.00
0.0%
0
7,037,206.48
0.00
1
1
3,503,632.69
0
1
3,594,545.86
0
0.00
Dec 2021
0.00
0.0%
0.7%
0.3%
0.0%
0.4%
0.0%
0
0.00
0.0%
1
0.00
7,051,315.32
0
1
3,510,636.90
0
1
3,601,695.64
0
0.00
Nov 2021
0.00
0.7%
0.0%
0.3%
0.0%
0.4%
0.0%
0
0.00
0.0%
0
3,517,182.07
0.00
1
0
0.00
0
1
3,608,370.93
0
0.00
Oct 2021
0.00
0.0%
0.3%
0.0%
0.0%
0.4%
0.0%
0
0.00
0.0%
1
7,078,514.57
3,524,136.22
1
0
0.00
0
1
3,615,469.23
0
0.00
Sep 2021
0.00
0.3%
0.7%
0.0%
0.0%
0.4%
0.0%
0
0.00
0.0%
2
17,389,533.15
10,622,231.89
1
0
0.00
0
1
3,622,091.53
0
0.00
Aug 2021
0.00
1.0%
1.7%
0.0%
0.0%
0.4%
0.0%
0
0.00
0.0%
0
7,104,639.75
0.00
1
2
37,003,385.82
0
1
3,628,688.35
0
0.00
Jul 2021
0.00
0.0%
0.7%
3.6%
0.0%
0.4%
0.0%
0
0.00
0.0%
1
0.00
7,118,500.57
0
3
40,701,296.42
0
0
0.00
0
0.00
Jun 2021
0.00
0.7%
0.0%
4.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

August 2022
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (ACTUAL BALANCE)
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
1
0.00
6,953,191.93
0
1
3,475,792.94
0
1
16,047,018.66
0
0.00
Aug 2022
0.00
0.7%
0.0%
0.4%
0.0%
1.6%
0.0%
0.0%
0.00
0
0
10,456,916.55
0.00
2
0
0.00
0
1
16,047,018.66
0
0.00
Jul 2022
0.00
0.0%
1.1%
0.0%
0.0%
1.6%
0.0%
0.0%
0.00
0
2
0.00
10,456,916.55
0
1
17,260,804.73
0
0
0.00
0
0.00
Jun 2022
0.00
1.0%
0.0%
1.7%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
1
17,260,804.73
0
0
0.00
0
0.00
May 2022
0.00
0.0%
0.0%
1.7%
0.0%
0.0%
0.0%
0.0%
0.00
0
1
0.00
7,023,911.52
0
1
17,260,804.73
0
0
0.00
0
0.00
Apr 2022
0.00
0.7%
0.0%
1.7%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
17,260,804.73
0.00
1
0
0.00
0
0
0.00
0
0.00
Mar 2022
0.00
0.0%
1.7%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
1
0.00
17,260,804.73
0
0
0.00
0
0
0.00
0
0.00
Feb 2022
0.00
1.7%
0.0%
0.0%
0.0%
0.0%
0.0%
0.6%
6,160,802.12
2
0
0.00
0.00
0
1
3,537,098.71
0
1
3,683,246.27
0
0.00
Jan 2022
0.00
0.0%
0.0%
0.4%
0.0%
0.4%
0.0%
0.0%
0.00
0
0
7,078,514.57
0.00
1
1
3,537,098.71
0
1
3,683,246.27
0
0.00
Dec 2021
0.00
0.0%
0.7%
0.3%
0.0%
0.4%
0.0%
0.0%
0.00
0
1
0.00
7,078,514.57
0
1
3,537,098.71
0
1
3,683,246.27
0
0.00
Nov 2021
0.00
0.7%
0.0%
0.3%
0.0%
0.4%
0.0%
0.0%
0.00
0
0
3,537,098.71
0.00
1
0
0.00
0
1
3,683,246.27
0
0.00
Oct 2021
0.00
0.0%
0.3%
0.0%
0.0%
0.4%
0.0%
0.0%
0.00
0
1
7,118,500.57
3,537,098.71
1
0
0.00
0
1
3,683,246.27
0
0.00
Sep 2021
0.00
0.3%
0.7%
0.0%
0.0%
0.4%
0.0%
0.0%
0.00
0
2
17,483,883.53
10,662,479.84
1
0
0.00
0
1
3,683,246.27
0
0.00
Aug 2021
0.00
1.0%
1.7%
0.0%
0.0%
0.4%
0.0%
0.0%
0.00
0
0
7,145,198.33
0.00
1
2
37,643,618.78
0
1
3,683,246.27
0
0.00
Jul 2021
0.00
0.0%
0.7%
3.7%
0.0%
0.4%
0.0%
0.0%
0.00
0
1
0.00
7,145,198.33
0
3
41,420,558.70
0
0
0.00
0
0.00
Jun 2021
0.00
0.7%
0.0%
4.1%
0.0%
0.0%
0.0%
0.0%
0.00
0
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

August 2022
Delinquency Summary Report
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
76
965,935,213.80
97.34%
965,935,213.80
1
6,925,050.19
0.70%
6,953,191.93
0
0.00
0.00%
0.00
1
3,447,959.14
0.35%
3,475,792.94
0
0.00
0.00%
0.00
78
976,308,223.13
98.39%
976,364,198.67
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
1
16,011,164.08
1.61%
16,047,018.66
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
16,011,164.08
1.61%
16,047,018.66
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
77
981,946,377.88
98.95%
981,982,232.46
1
6,925,050.19
0.70%
6,953,191.93
0
0.00
0.00%
0.00
1
3,447,959.14
0.35%
3,475,792.94
0
0.00
0.00%
0.00
79
992,319,387.21
100.00%
992,411,217.33
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
August 2022
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Liq Proceeds
Portion of Liq
Balance of
and Other
Proceeds in
of Excess Liq
Loan ID
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
August 2022
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

August 2022
REO STATUS REPORT
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

August 2022
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

August 2022
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
0.00
0.00
0.00
0.00
5.03
0.00
0.00
31,712,428.13
0.00
0.00
6
0.00
0.00
0.00
0.00
0.00
0.00
-44.07
0.00
0.00
25,000,000.00
0.00
0.00
9
0.00
0.00
0.00
0.00
0.00
0.00
110.15
0.00
0.00
19,205,220.72
0.00
0.00
12
-85,053.24
0.00
0.00
0.00
0.00
0.00
-51,086.86
0.00
0.00
16,011,164.08
0.00
-750.00
13
0.00
0.00
0.00
0.00
0.00
0.00
-4.12
0.00
0.00
9,405,930.32
0.00
0.00
32
0.00
0.00
0.00
0.00
0.00
0.00
9.08
0.00
0.00
6,925,050.19
0.00
0.00
40
0.00
0.00
0.00
0.00
0.00
0.00
20.39
0.00
0.00
3,141,087.21
0.00
0.00
73
743.73
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,447,959.14
0.00
0.00
76
114,848,839.79
Count:
Totals:
8
-84,309.51
0.00
0.00
0.00
0.00
0.00
-50,990.40
0.00
0.00
0.00
-750.00
Total Interest Shortfall hitting the Trust:
-136,049.91
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

August 2022
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

August 2022
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Mixed Use
TX
05/06/25
N
112,024,118.60
627,969.37
-0.08
08/05/22
0.00
0
396,084.39
0.00
4.098
2.07
02/28/22
2
Office
WA
04/04/25
N
123,000,000.00
413,975.29
0.00
08/05/22
0.00
0
413,975.29
0.00
3.909
0.00
12/31/21
3
Lodging
TX
05/06/25
N
76,238,958.95
389,439.87
0.00
08/05/22
0.00
0
240,912.34
0.00
3.663
1.03
12/31/21
4
Lodging
XX
04/06/20
02/06/20
4A
Lodging
XX
04/06/20
12/05/19
5
Office
MO
05/06/25
N
45,907,504.62
240,606.94
0.00
08/06/22
0.00
0
154,856.73
0.00
3.910
1.72
12/31/21
6
Multifamily
PA
10/04/24
N
31,712,428.13
167,200.98
0.00
08/05/22
0.00
0
121,299.62
0.00
4.436
1.28
12/31/21
7
Multifamily
OH
04/06/45
N
28,095,000.00
100,884.46
0.00
08/06/22
0.00
0
100,884.46
0.00
4.170
0.00
8
Lodging
04/23/20 CA
03/06/25
N
23,513,525.18
139,503.26
0.00
08/06/22
0.00
0
94,555.20
0.00
4.661
1.73
12/31/21
9
Mixed Use
CA
04/06/25
N
25,000,000.00
84,388.89
0.00
08/06/22
0.00
0
84,388.89
0.00
3.920
2.02
12/31/21
10
Retail
OH
05/06/25
N
21,402,010.13
117,059.33
0.00
08/06/22
0.00
0
70,921.87
0.00
3.840
2.02
12/31/21
11
Mixed Use
CA
04/06/20
04/06/20
12
Retail
07/06/20 NY
04/06/25
N
19,205,220.72
97,220.67
0.00
08/06/22
0.00
0
68,733.79
0.00
4.150
1.23
12/31/21
13
Lodging
10/08/20 NY
05/06/25
N
16,011,164.08
93,891.30
0.00
07/06/22
0.00
B
58,036.72
0.00
4.200
-0.01
12/31/21
14
Retail
NY
05/06/25
N
17,309,916.88
87,289.25
0.00
08/06/22
0.00
0
61,651.97
0.00
4.130
1.36
12/31/21
15
Lodging
FL
04/04/25
N
15,411,548.64
85,246.10
0.00
08/05/22
0.00
0
52,313.25
0.00
3.934
4.53
12/31/21
16
Retail
CA
04/06/25
N
16,500,000.00
55,696.67
0.00
08/06/22
0.00
0
55,696.67
0.00
3.920
1.61
12/31/21
17
Multifamily
GA
04/06/25
N
15,522,669.25
76,132.08
0.00
08/06/22
0.00
0
51,810.35
0.00
3.870
0.00
18
Multifamily
XX
04/06/25
N
13,573,127.21
73,843.68
0.00
08/06/22
0.00
0
49,832.00
0.00
4.256
2.50
19
Multifamily
DC
05/06/25
N
13,179,585.75
66,835.53
0.00
08/06/22
0.00
0
47,508.75
0.00
4.180
0.41
09/30/21
20
Office
NJ
05/06/25
N
12,422,562.21
66,549.04
0.00
08/06/22
0.00
0
46,394.05
0.00
4.330
1.34
12/31/21
21
Multifamily
MI
04/06/25
N
12,850,237.48
65,196.43
0.00
08/06/22
0.00
0
46,211.23
0.00
4.170
1.93
12/31/21
22
Mixed Use
CA
04/04/25
N
11,760,037.23
63,876.10
0.00
08/05/22
0.00
0
43,013.37
0.00
4.240
1.74
12/31/21
23
Self Storage
CA
05/06/25
N
13,000,000.00
41,307.50
0.00
08/06/22
0.00
0
41,307.50
0.00
3.690
4.13
12/31/21
24
Multifamily
OK
04/06/25
N
11,828,573.07
62,818.53
0.00
08/06/22
0.00
0
43,157.19
0.00
4.230
0.00
25
Multifamily
OH
04/06/45
N
11,645,314.05
58,752.78
0.00
08/06/22
0.00
0
41,376.63
0.00
4.120
0.00
26
Retail
FL
05/06/25
N
11,138,480.15
60,233.16
0.00
08/06/22
0.00
0
42,461.93
0.00
4.420
1.95
12/31/21
27
Retail
XX
05/06/25
N
9,219,174.00
60,173.40
0.00
08/06/22
0.00
0
31,852.48
0.00
4.000
1.67
12/31/21
28
Multifamily
OH
05/06/25
N
10,765,859.49
53,923.48
0.00
08/06/22
0.00
0
37,787.90
0.00
4.070
0.00
29
Lodging
LA
03/06/25
N
9,990,723.54
53,377.77
0.00
08/06/22
0.00
0
34,992.95
0.00
4.060
4.16
12/31/21
30
Multifamily
MI
04/06/25
N
10,352,916.18
52,896.89
0.00
08/06/22
0.00
0
36,253.13
0.00
4.060
2.13
12/31/21
31
Retail
XX
03/06/25
N
9,542,333.25
56,816.77
0.00
08/06/22
0.00
0
38,693.29
0.00
4.700
0.89
32
Multifamily
TX
05/06/25
N
9,405,930.32
53,190.43
0.00
08/06/22
0.00
0
34,006.34
0.00
4.190
1.51
12/31/21
33
Retail
TN
04/06/20
03/06/20
34
Multifamily
TX
05/06/25
N
9,069,078.66
51,285.54
0.00
08/06/22
0.00
0
32,788.48
0.00
4.190
1.54
12/31/21
35
Self Storage
GA
03/06/25
N
5,246,597.39
29,939.42
0.00
08/06/22
0.00
0
19,781.46
0.00
4.370
2.29
12/31/21
36
Self Storage
GA
03/06/25
N
3,308,143.96
18,961.63
0.00
08/06/22
0.00
0
12,473.15
0.00
4.370
0.00
37
Multifamily
TX
05/06/25
N
8,263,897.33
48,022.28
0.00
08/06/22
0.00
0
31,942.31
0.00
4.480
2.05
12/31/21
38
Retail
IL
05/06/25
N
7,385,245.93
39,990.59
0.00
08/06/22
0.00
0
26,938.74
0.00
4.229
2.23
12/31/21
39
Industrial
TX
05/06/25
N
6,895,959.25
38,702.29
0.00
08/06/22
0.00
0
24,456.37
0.00
4.110
1.93
40
Retail
OH
04/06/25
N
6,925,050.19
40,139.95
0.00
06/06/22
0.00
1
26,469.29
0.00
4.430
0.00

August 2022
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
41
Retail
CA
05/06/25
N
7,575,592.53
36,595.10
0.00
08/05/22
0.00
0
24,514.93
0.00
3.752
2.16
12/31/21
42
Multifamily
TX
04/06/20
10/06/19
43
Multifamily
FL
04/06/25
N
6,661,680.53
38,541.42
0.00
08/06/22
0.00
0
25,347.83
0.00
4.410
0.00
44
Multifamily
OH
05/06/25
08/06/19
45
Office
VA
04/06/25
N
6,486,209.29
37,243.18
0.00
08/06/22
0.00
0
24,227.49
0.00
4.329
2.23
12/31/21
46
Retail
KY
04/06/25
N
6,465,331.94
36,676.29
0.00
08/06/22
0.00
0
23,430.85
0.00
4.200
2.13
12/31/21
47
Retail
CA
03/06/25
N
6,614,049.99
34,125.31
0.00
08/06/22
0.00
0
22,479.51
0.00
3.940
0.00
48
Retail
VA
05/06/25
N
6,079,743.37
33,285.38
0.00
08/05/22
0.00
0
20,199.42
0.00
3.850
2.90
12/31/21
49
Multifamily
VA
04/06/25
N
6,271,767.68
32,839.74
0.00
08/06/22
0.00
0
22,156.20
0.00
4.096
1.47
12/31/21
50
Mobile Home
PA
05/06/25
N
5,777,468.19
32,469.59
0.00
08/06/22
0.00
0
20,561.85
0.00
4.125
1.84
12/31/21
51
Retail
CO
05/06/25
N
6,273,899.92
33,516.39
0.00
08/06/22
0.00
0
25,155.22
0.00
4.650
1.71
12/31/21
52
Office
PA
03/06/25
N
6,238,096.07
32,035.10
0.00
08/06/22
0.00
0
22,946.34
0.00
4.266
0.00
53
Retail
02/12/18 SC
05/06/25
N
5,785,876.72
30,665.80
0.00
08/06/22
0.00
0
21,099.92
0.00
4.228
1.18
12/31/21
54
Retail
CA
04/06/25
N
5,550,953.96
29,727.53
0.00
08/06/22
0.00
0
20,635.49
0.00
4.310
0.00
55
Multifamily
CO
05/06/25
N
5,084,491.71
28,508.70
0.00
08/06/22
0.00
0
17,988.22
0.00
4.100
1.94
12/31/21
56
Multifamily
SC
04/06/25
N
5,148,835.29
30,603.18
0.00
08/06/22
0.00
0
20,882.27
0.00
4.701
1.83
12/31/21
57
Retail
AL
04/06/25
N
5,750,000.00
19,577.79
0.00
08/06/22
0.00
0
19,577.79
0.00
3.954
3.73
12/31/21
58
Retail
SC
05/06/25
N
5,031,052.30
27,425.05
0.00
08/05/22
0.00
0
17,642.85
0.00
4.065
2.10
12/31/21
59
Retail
SC
05/06/25
N
5,640,000.00
18,926.43
0.00
08/06/22
0.00
0
18,926.43
0.00
3.897
2.87
12/31/21
60
Self Storage
MI
03/06/25
N
5,390,252.95
27,440.14
0.00
08/06/22
0.00
0
19,463.17
0.00
4.187
0.00
61
Retail
TX
04/06/25
N
4,673,484.29
26,908.88
0.00
08/06/22
0.00
0
17,575.33
0.00
4.359
0.99
12/31/21
62
Retail
GA
04/06/25
N
4,945,385.37
26,318.78
0.00
08/06/22
0.00
0
18,128.71
0.00
4.250
2.09
12/31/21
63
Self Storage
MI
03/06/25
N
5,011,400.64
25,511.52
0.00
08/06/22
0.00
0
18,095.21
0.00
4.187
0.00
64
Retail
NC
05/06/25
N
4,537,413.17
24,074.21
0.00
08/05/22
0.00
0
15,770.98
0.00
4.029
1.61
12/31/21
65
Self Storage
MI
03/06/25
N
4,819,576.75
24,535.00
0.00
08/06/22
0.00
0
17,402.57
0.00
4.187
0.00
66
Retail
AZ
05/06/25
N
4,298,007.03
23,870.76
0.00
08/06/22
0.00
0
14,835.37
0.00
4.000
1.95
12/31/21
67
Lodging
FL
04/04/25
N
4,347,943.81
25,491.97
0.00
08/05/22
0.00
0
17,079.70
0.00
4.553
2.87
12/31/21
68
Retail
NC
04/06/25
N
4,317,792.93
24,655.57
0.00
08/06/22
0.00
0
15,908.45
0.00
4.270
0.00
69
Industrial
MI
03/06/26
N
1,823,545.66
46,165.19
0.00
08/06/22
0.00
0
7,431.22
0.00
4.634
0.00
70
Multifamily
MI
05/06/25
N
4,037,127.36
23,285.38
0.00
08/06/22
0.00
0
15,326.38
0.00
4.400
0.00
71
Lodging
NY
05/06/20
12/23/20
72
Multifamily
MI
04/06/25
N
4,065,490.74
21,568.15
0.00
08/06/22
0.00
0
14,798.14
0.00
4.220
1.80
09/30/21
73
Retail
NC
05/06/25
N
3,141,087.21
26,453.70
0.00
08/06/22
0.00
0
11,550.05
0.00
4.250
1.39
12/31/21
74
Retail
AL
04/06/25
N
3,635,786.66
20,952.64
0.00
08/06/22
0.00
0
13,702.68
0.00
4.368
1.48
12/31/21
75
Mixed Use
NY
04/06/25
01/18/22
76
Office
10/14/21 IN
04/06/25
N
3,447,959.14
20,022.82
0.00
04/06/22
0.00
3
13,238.39
0.00
4.450
0.00
77
Mobile Home
PA
05/06/25
N
3,276,772.87
18,415.59
0.00
08/06/22
0.00
0
11,661.95
0.00
4.125
1.75
12/31/21
78
Retail
NC
05/06/25
N
2,536,692.89
21,363.59
0.00
08/06/22
0.00
0
9,327.64
0.00
4.250
1.67
12/31/21
79
Retail
GA
05/06/25
N
2,671,064.55
17,447.41
0.00
08/06/22
0.00
0
9,251.63
0.00
4.010
2.02
09/30/21
80
Multifamily
TX
04/06/20
01/06/20
81
Multifamily
06/24/19 NY
05/06/25
N
2,633,037.82
14,861.67
0.00
08/06/22
0.00
0
9,474.15
0.00
4.170
0.00

August 2022
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
82
Mixed Use
FL
05/06/25
N
3,000,000.00
10,152.50
0.00
08/06/22
0.00
0
10,152.50
0.00
3.930
3.20
12/31/21
83
Mobile Home
CO
04/06/20
04/28/20
84
Retail
KY
05/06/25
02/06/22
85
Self Storage
MI
03/06/25
N
2,522,485.08
12,841.20
0.00
08/06/22
0.00
0
9,108.21
0.00
4.187
0.00
86
Self Storage
CA
05/06/25
N
2,143,444.51
12,061.19
0.00
08/06/22
0.00
0
8,522.93
0.00
4.610
2.57
12/31/21
87
Retail
NC
05/06/25
N
1,695,452.48
14,348.73
0.00
08/05/22
0.00
0
6,361.00
0.00
4.337
1.87
12/31/21
88
Self Storage
MI
03/06/25
N
1,251,651.17
6,371.78
0.00
08/06/22
0.00
0
4,519.47
0.00
4.187
0.00
89
Multifamily
MI
04/06/25
N
1,038,590.82
5,980.81
0.00
08/06/22
0.00
0
3,907.12
0.00
4.360
2.47
12/31/21
992,319,387.21
4,987,198.81
-0.08
0.00
90
Totals:
Count:
3,496,185.64
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

August 2022
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

August 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
0M to 4.9M
24
$78,167,936.27
7.88%
5M to 9.9M
29
$194,780,692.94
19.63%
10M to 14.9M
11
$132,516,692.82
13.35%
15M to 19.9M
6
$99,960,519.57
10.07%
20M to 24.9M
2
$44,915,535.31
4.53%
25M to 29.9M
2
$53,095,000.00
5.35%
30M to 34.9M
1
$31,712,428.13
3.20%
45M to 49.9M
1
$45,907,504.62
4.63%
75M to 79.9M
1
$76,238,958.95
7.68%
110M to 114.9M
1
$112,024,118.60
11.29%
120M to 124.9M
1
$123,000,000.00
12.40%
Total
79
$992,319,387.21
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.500% - 3.740%
2
$89,238,958.95
8.99%
3.750% - 3.990%
13
$297,403,118.53
29.97%
4.000% - 4.240%
35
$401,887,196.54
40.50%
4.250% - 4.490%
22
$150,996,585.57
15.22%
4.500% - 4.740%
7
$52,793,527.62
5.32%
Total
79
$992,319,387.21
100.00%
Gross Rate
Total Weighted Average Rate: 4.09%

August 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
TEXAS
7
$226,571,427.40
22.83%
WASHINGTON
1
$123,000,000.00
12.40%
CALIFORNIA
9
$111,657,603.40
11.25%
OHIO
5
$78,833,233.86
7.94%
NEW YORK
4
$55,159,339.50
5.56%
MICHIGAN
11
$53,163,274.83
5.36%
PENNSYLVANIA
4
$47,004,765.26
4.74%
MISSOURI
1
$45,907,504.62
4.63%
FLORIDA
5
$40,559,653.13
4.09%
VARIOUS
3
$32,334,634.46
3.26%
GEORGIA
5
$31,693,860.52
3.19%
SOUTH CAROLINA
4
$21,605,764.31
2.18%
VIRGINIA
3
$18,837,720.34
1.90%
NORTH CAROLINA
5
$16,228,438.68
1.64%
DISTRICT OF COLUMBIA
1
$13,179,585.75
1.33%
NEW JERSEY
1
$12,422,562.21
1.25%
OKLAHOMA
1
$11,828,573.07
1.19%
COLORADO
2
$11,358,391.63
1.14%
LOUISIANA
1
$9,990,723.54
1.01%
ALABAMA
2
$9,385,786.66
0.95%
ILLINOIS
1
$7,385,245.93
0.74%
KENTUCKY
1
$6,465,331.94
0.65%
ARIZONA
1
$4,298,007.03
0.43%
INDIANA
1
$3,447,959.14
0.35%
Total
79
$992,319,387.21
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
2
$8,719,504.91
0.88%
Lodging
6
$145,513,864.20
14.66%
Mixed Use
4
$151,784,155.83
15.30%
Mobile Home Park
2
$9,054,241.06
0.91%
Multifamily
21
$221,205,638.87
22.29%
Office
6
$197,502,331.33
19.90%
Retail
29
$215,846,098.56
21.75%
Self Storage
9
$42,693,552.45
4.30%
Total
79
$992,319,387.21
100.00%
Property Type

August 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
87 - 89
77
$951,064,625.83
95.84%
90 - 92
1
$9,542,333.25
0.96%
93 - 95
1
$31,712,428.13
3.20%
Total
79
$992,319,387.21
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 88
Count
Balance ($)
%
24 - 26
1
$31,712,428.13
3.20%
30 - 32
41
$477,925,742.44
48.16%
33 - 35
36
$480,857,670.98
48.46%
42 - 44
1
$1,823,545.66
0.18%
Total
79
$992,319,387.21
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 32

August 2022
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
0.500 - 0.990
2
$17,853,070.04
1.80%
1.000 - 1.490
13
$267,500,837.51
26.96%
1.500 - 1.990
19
$167,750,404.99
16.90%
2.000 - 2.490
13
$115,173,246.75
11.61%
2.500 - 2.990
5
$98,634,121.49
9.94%
3.000 - 3.490
3
$20,218,223.52
2.04%
3.500 - 3.990
1
$5,750,000.00
0.58%
4.000 - 4.490
2
$22,990,723.54
2.32%
4.500 - 4.990
1
$15,411,548.64
1.55%
Not Avail.
20
$261,037,210.73
26.31%
Total
79
$992,319,387.21
100.00%
DSCR
Total Weighted Average DSCR: 1.46
Count
Balance ($)
%
Amortizing Balloon
32
$319,127,185.73
32.16%
Full Amortizing
1
$1,823,545.66
0.18%
Other
46
$671,368,655.82
67.66%
Total
79
$992,319,387.21
100.00%
Amortization Type

August 2022
DELINQUENT LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Paid Thru
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
13
07/06/2022
93,822.21
93,822.21
4,763.39
B
10/08/2020
11/05/2021
9
40
06/06/2022
40,110.07
80,221.05
0.00
1
76
04/06/2022
19,888.95
80,032.58
61,335.53
3
10/14/2021
98
3
Totals:
254,075.84
66,098.92
Count:
153,821.23
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure 11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD

August 2022
SUPPLEMENTAL INFORMATION
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website ;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.